Condensed Consolidated Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 28	$ 190	$ 1,097
Adjustments to reconcile net earnings to net cash (used in) provided by operating activities:
Depreciation and amortization	207	134	268
Bad debt expense (recoveries)	(18)	26	101
Amortization of unearned compensation	78	72	84
Share of earnings of joint venture	0	0	(1)
Deferred income tax	(294)	0	(122)
Changes in current assets & liabilities:
Accounts receivable, net	(1,584)	2,361	(960)
Inventory	(509)	(591)	3,778
Prepaid expenses & other	166	403	(167)
Accounts payable, net	(93)	(467)	(449)
Due to/from subcontractor	1,346	49	(851)
Accrued expenses	408	(401)	227
Net cash (used in) provided by operating activities	(265)	1,776	3,005
Cash flows used in investing activities:
Capital dividend from Joint Venture	0	0	9
Additions to property, plant & equipment, net	(43)	(290)	(60)
Net cash used in investing activities	(43)	(290)	(51)
Cash flows from financing activities:
Borrowings (Repayments) from note payable	494	(1,613)	(3,007)
Proceeds from stock issued, options exercised & employee stock purchase plan	6	25	0
Net cash provided by (used in) financing activities	500	(1,588)	(3,007)
Net increase (decrease) in cash	192	(102)	(53)
Cash at beginning of year	29	131	184
Cash at end of year	221	29	131
Supplemental cash flows disclosure:
Income taxes paid	6	0	0
Interest paid	$ 120	$ 184	$ 213